UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                --------------

Check here if Amendment [  ];  Amendment Number:
                                                --------------
  This Amendment (Check only one.)   [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
             ---------------------------------
Address:     1650 Tysons Boulevard, Suite 1575
             ---------------------------------
             McLean, VA 22102
             ---------------------------------


Form 13F File Number:  28- 11828
                           -----
The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ---------------------------------
Title:     Managing Member
           ---------------------------------
Phone:     703-269-3400
           ---------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                 McLean, VA               May 14, 2007
----------------------                 ----------              --------------
    [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:         ZERO
                                          ----------------

Form 13F Information Table Entry Total:   19
                                          ----------------

Form 13F Information Table Value Total:   258,011
                                          ----------------
                                            (thousands)


List of Other Included Managers:          NONE
                                          ----------------

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
AMERICAN EXPRESS CO           COM         025816109  10,259   181,900  SH    SOLE        N/A         181,900     0       0
AMERICAN INTL GROUP INC       COM         026874107  13,928   207,200  SH    SOLE        N/A         207,200     0       0
BEARINGPOINT INC              COM         074002106  10,460 1,365,600  SH    SOLE        N/A       1,365,600     0       0
BERKLEY W R CORP              COM         084423102  11,320   341,800  SH    SOLE        N/A         341,800     0       0
CVS CORP                      COM         126650100  25,732   753,700  SH    SOLE        N/A         753,700     0       0
FEDERAL HOME LN MTG CORP      COM         313400301   6,431   108,100  SH    SOLE        N/A         108,100     0       0
FIDELITY NATL INF SV          COM         31620M106  14,779   325,100  SH    SOLE        N/A         325,100     0       0
HOSPIRA INC                   COM         441060100  16,348   399,700  SH    SOLE        N/A         399,700     0       0
KINGSWAY FINL SVCS INC        COM         496904103  13,118   701,100  SH    SOLE        N/A         701,100     0       0
NRG ENERGY INC                COM NEW     629377508  12,831   178,100  SH    SOLE        N/A         178,100     0       0
PHH CORP                      COM NEW     693320202  14,406   471,400  SH    SOLE        N/A         471,400     0       0
PANTRY INC                    COM         698657103  16,265   359,700  SH    SOLE        N/A         359,700     0       0
QUALCOMM INC                  COM NEW     747525103  10,209   239,300  SH    SOLE        N/A         239,300     0       0
SUPERVALU INC                 COM NEW     868536103  14,351   367,300  SH    SOLE        N/A         367,300     0       0
THERMO FISHER SCIENTIFIC INC  COM         883556102  13,913   297,600  SH    SOLE        N/A         297,600     0       0
US AIRWAYS GROUP INC          COM         90341W108  10,797   237,400  SH    SOLE        N/A         237,400     0       0
VIRGIN MEDIA INC              COM         92769L101  14,890   589,700  SH    SOLE        N/A         589,700     0       0
WASHINGTON GROUP INTL INC     COM NEW     938862208  13,603   204,800  SH    SOLE        N/A         204,800     0       0
HERBALIFE LTD                 COM USD SHS G4412G101  14,371   366,700  SH    SOLE        N/A         366,700     0       0

                              --------------------------------------
                              TOTAL MARKET VALUE    258,011
                              --------------------------------------